Ordinary dividends - Summary of Ordinary Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share	£ 0.2650	£ 0.1000	£ 0.6000
Amounts recognised as distributions to equity holders	£ 314.7	£ 122.0	£ 750.5
Previous period final amount
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share	£ 0.1400	£ 0	£ 0.3730
Amounts recognised as distributions to equity holders	£ 167.7	£ 0.0	£ 466.4
Interim period amount
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share	£ 0.1250	£ 0.1000	£ 0.2270
Amounts recognised as distributions to equity holders	£ 147.0	£ 122.0	£ 284.1